Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Schedule of Subsidiaries, Associates and Joint Venture

The Group’s ultimate parent company is Turkcell Holding, Subsidiaries, associates and a joint venture of the Company as at 31 December 2018 and 31 December 2017 are as follows:

			Effective Ownership Interest
Subsidiaries Name	Country of Incorporation	Business	31 December 2018 (%)	31 December 2017 (%)
Kibris Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Turkcell Global Bilgi	Turkey	Customer relations and human resources management	100	100
Turktell	Turkey	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Turkey	Telecommunications, television services and content services	100	100
Turkcell Satis	Turkey	Sales, delivery and digital sales services	100	100
Eastasia	Netherlands	Telecommunications investments	100	100
Turkcell Teknoloji	Turkey	Research and development	100	100
Global Tower	Turkey	Telecommunications infrastructure business	100	100
Rehberlik	Turkey	Directory Assistance	100	100
Financell(5)	Netherlands	Financing business	—	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
Beltel	Turkey	Telecommunications investments	100	100
Turkcell Gayrimenkul	Turkey	Property investments	100	100
Global LLC	Ukraine	Customer relations management	100	100
UkrTower	Ukraine	Telecommunications infrastructure business	100	100
Turkcell Europe	Germany	Telecommunications	100	100
Turkcell Odeme	Turkey	Payment services and e-money license	100	100
lifecell	Ukraine	Telecommunications	100	100
Turkcell Finansman	Turkey	Consumer financing services	100	100
Beltower	Republic of Belarus	Telecommunications Infrastructure business	100	100
Turkcell Enerji	Turkey	Electricity energy trade and wholesale and retail electricity sales	100	100
Paycell	Ukraine	Consumer financing services	100	100
Lifecell Digital	Turkish Republic of Northern Cyprus	Telecommunications	100	100
TÖFAŞ (1)	Turkey	Interest free consumer financing services	100	—
Turkcell Sigorta(3)	Turkey	Insurance agency activities	100	—
Belarusian Telecom	Republic of Belarus	Telecommunications	80	80
Lifetech	Republic of Belarus	Information technology, programming and technical support	80	80
Inteltek	Turkey	Information and Entertainment Services	55	55
Azerinteltek (6)	Azerbaijan	Information and Entertainment Services	—	28

			Effective Ownership Interest
Associates Name	Country of Incorporation	Business	31 December 2018 (%)	31 December 2017 (%)
Fintur	Netherlands	Telecommunications investments	41	41
Türkiye’nin Otomobili (2)	Turkey	Electric passenger car development, production and trading activities	19	—

			Effective Ownership Interest
Joint Venture Name	Country of Incorporation	Business	31 December 2018 (%)	31 December 2017 (%)
Sofra (4)	Turkey	Meal coupons and cards	33	—

(1)

On 16 February 2018, Turkcell Ozel Finansman A,S, which will grant loans within the framework of Islamic financing principles for purchases of goods and services, was incorporated under the laws of Republic of Turkey.

(2)

On 28 June 2018, Türkiye’nin Otomobili, which will develop and produce mainly electric passenger car and to carry out trading activities, was incorporated and accounted under investments in equity accounted investees in the consolidated financial statements as at 31 December 2018.

(3)	On 25 June 2018, Turkcell Sigorta Aracılık Hizmetleri A,S,, which will engage in insurance agency activities, was incorporated.
(4)

On 30 July 2018, Sofra, which will provide services via various means such as service coupons, meal coupons, meal card, electronic coupon and/or smart card, in vehicle payment, smart key, was incorporated and accounted under investments in equity accounted investees in the consolidated financial statements as at 31 December 2018, Turkcell Ödeme ve Elektronik Para Hizmetleri A,Ş, BELBİM Elektronik Para ve Ödeme Hizmetleri A,Ş, and Posta ve Telgraf Teşkilatı A,Ş, (“PTT”) holds equal shareholding ratios of Sofra.

(5)

The liquidation process of Financell B.V., which is a wholly owned subsidiary of the Company incorporated in the Netherlands and which is non-operational since December 2015, has been completed as of 14 August 2018.

(6)

The Group has transferred its total shareholding in Azerinteltek controlled by Inteltek to one of other shareholder of Azerinteltek, Baltech Investment LLC (“Baltech”), for a total consideration of EUR 19,530. The share purchase agreement was signed on 15 November 2018 and the transfer of proceeds to Inteltek was completed on 27 December 2018. Group have lost the control over the subsidiary unconditionally on 27 December 2018 with transfer of money. The transfer of shares to Baltech was completed subsequently on 11 January 2019. The Due to the divestment of holding in Azerinteltek, the Group has recognized gain on sale of subsidiary amounting to TL 110,308 for the year ended 31 December 2018.

Schedule of Non-Wholly Owned Subsidiaries That Have Material Non-Controlling Interests

Details of non-wholly owned subsidiaries that have material non-controlling interests to the Company are disclosed below:

Name of subsidiary	Place of incorporation and principal place of business	Proportion of ownership interests and voting rights held by non-controlling interest		Profit/(loss) allocated to non-controlling interests		Accumulated non- controlling interests
		31 December 2018	31 December 2017	31 December 2018	31 December 2017	31 December 2018	31 December 2017
Inteltek	Turkey	45,00%	45,00%	105,112	35,924	131,506	46,072
Individually immaterial subsidiaries with non –controlling interest				51,158	22,706	304	9,855

				156,270	58,630	131,810	55,927

Schedule of Financial Information of Subsidiaries

Summarized financial information in respect of Inteltek is set out below. The summarized financial information below represents amounts before intragroup eliminations.

Inteltek

	31 December 2018	31 December 2017
Current assets	403,427	223,119
Non-current assets	9,043	9,290
Current liabilities	115,080	125,286
Non-current liabilities	5,154	4,742
Equity attributable to owners	292,236	102,381
	2018	2017

Revenue	208,239	184,025
(Expenses) / Income (net)	(93,133)	(104,194)
Gain on Sale of Investments	118,476	—

Profit for the year	233,582	79,831

Other comprehensive income/(loss) for the year	179	172
Dividend paid to non-controlling interests	31,283	(46,582)
Net cash inflow from operating activities	31,380	73,575
Net cash inflow from investing activities	158,946	19,930
Net cash outflow from financing activities	(69,518)	(75,113)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	56,949	8,574

Net cash inflow	177,757	26,966